Not FDIC Insured May Lose Value No Bank Guarantee
FAS3-Q1PH

Schedules of Investments
(unaudited)
Franklin Emerging Market Core Equity (IU) Fund 2
Franklin International Core Equity (IU) Fund 9
Franklin U.S. Core Equity (IU) Fund 15
Notes to Schedules of Investments 22

Franklin Fund Allocator Series
Schedule of Investments (unaudited), October 31, 2022
Franklin Emerging Market Core Equity (IU) Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.5%
Air Freight & Logistics 0.3%
ZTO Express Cayman, Inc., ADR ......................... China 15,900 $ 268,551
Airlines 0.2%
a,b
InterGlobe Aviation Ltd., 144A, Reg S ...................... India 9,135 197,124
Auto Components 0.4%
b
Fuyao Glass Industry Group Co. Ltd., H, 144A, Reg S .......... China 69,200 247,989
Hankook Tire & Technology Co. Ltd. ....................... South Korea 6,758 172,773
420,762
Automobiles 3.4%
Astra International Tbk . PT .............................. Indonesia 728,800 311,438
BYD Co. Ltd., A ....................................... China 27,800 940,734
BYD Co. Ltd., H ...................................... China 47,500 1,064,136
Kia Corp. ........................................... South Korea 12,363 573,430
b
Yadea Group Holdings Ltd., 144A, Reg S ................... China 266,000 406,145
3,295,883
Banks 16.6%
Abu Dhabi Islamic Bank PJSC ........................... United Arab
Emirates 367,158 949,985
Akbank TAS ......................................... Turkey 744,359 585,138
Alinma Bank ......................................... Saudi Arabia 149,575 1,492,155
Arab National Bank .................................... Saudi Arabia 42,674 366,433
Bank Central Asia Tbk . PT .............................. Indonesia 1,122,100 634,298
Bank of Beijing Co. Ltd., A ............................... China 330,395 182,886
Bank of Chengdu Co. Ltd., A ............................. China 56,400 105,291
BDO Unibank , Inc. .................................... Philippines 128,290 282,717
Commercial International Bank Egypt SAE .................. Egypt 77,610 104,034
a
Grupo Financiero Inbursa SAB de CV, O .................... Mexico 317,600 586,134
Haci Omer Sabanci Holding AS ........................... Turkey 246,184 443,345
Hana Financial Group, Inc. .............................. South Korea 55,710 1,607,600
Hong Leong Bank Bhd. ................................. Malaysia 168,500 755,307
Huaxia Bank Co. Ltd., A ................................ China 200,400 131,576
ICICI Bank Ltd. ....................................... India 94,388 1,037,798
Industrial Bank Co. Ltd., A ............................... China 278,606 574,365
KB Financial Group, Inc. ................................ South Korea 37,770 1,268,517
Metropolitan Bank & Trust Co. ............................ Philippines 117,200 104,903
Qatar International Islamic Bank QSC ...................... Qatar 185,309 585,900
Riyad Bank .......................................... Saudi Arabia 115,176 1,100,783
Shinhan Financial Group Co. Ltd. ......................... South Korea 57,378 1,455,587
Taiwan Cooperative Financial Holding Co. Ltd. ............... Taiwan 633,400 490,287
a,b,c
TCS Group Holding plc, GDR, Reg S ...................... Russia 2,334 —
Woori Financial Group, Inc. .............................. South Korea 135,409 1,115,277
15,960,316
Beverages 2.2%
Arca Continental SAB de CV ............................. Mexico 99,400 814,085
Chongqing Brewery Co. Ltd., A ........................... China 7,500 89,705
Jiangsu King's Luck Brewery JSC Ltd., A .................... China 19,500 99,925
b
Nongfu Spring Co. Ltd., H, 144A, Reg S .................... China 153,000 768,492
a
United Spirits Ltd. ..................................... India 29,646 321,165
2,093,372
Biotechnology 0.5%
b
3SBio, Inc., 144A, Reg S ................................ China 352,500 248,935
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A ....... China 9,500 163,330

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
Imeik Technology Development Co. Ltd., A .................. China 1,500 $ 86,592
498,857
Capital Markets 1.1%
CITIC Securities Co. Ltd., A .............................. China 147,000 346,748
East Money Information Co. Ltd., A ........................ China 104,500 223,884
Guotai Junan Securities Co. Ltd., A ........................ China 115,600 209,807
Huatai Securities Co. Ltd., A ............................. China 101,800 167,135
Reinet Investments SCA ................................ Luxembourg 6,232 100,150
1,047,724
Chemicals 2.6%
Asian Paints Ltd. ...................................... India 5,332 200,707
Dongyue Group Ltd. ................................... China 275,000 238,664
Indorama Ventures PCL ................................ Thailand 365,700 405,410
Kumho Petrochemical Co. Ltd. ........................... South Korea 3,264 298,659
b,c
PhosAgro PJSC, GDR, Reg S ............................ Russia 32,310 —
Sahara International Petrochemical Co. ..................... Saudi Arabia 91,131 981,105
Sasol Ltd. ........................................... South Africa 9,102 153,031
SRF Ltd. ............................................ India 7,934 245,545
2,523,121
Commercial Services & Supplies 0.1%
S-1 Corp. ........................................... South Korea 2,430 106,150
Communications Equipment 0.2%
ZTE Corp., A ......................................... China 61,400 186,945
Construction & Engineering 0.5%
a
Samsung Engineering Co. Ltd. ........................... South Korea 31,254 521,118
Construction Materials 1.2%
ACC Ltd. ............................................ India 20,293 586,715
Ambuja Cements Ltd. .................................. India 95,566 615,799
1,202,514
Consumer Finance 0.8%
Krungthai Card PCL ................................... Thailand 238,800 358,411
Shriram Transport Finance Co. Ltd. ........................ India 28,283 420,603
779,014
Diversified Financial Services 1.5%
Far East Horizon Ltd. .................................. China 275,000 212,360
FirstRand Ltd. ........................................ South Africa 155,435 543,490
Housing Development Finance Corp. Ltd. ................... India 23,391 699,341
1,455,191
Diversified Telecommunication Services 1.9%
Chunghwa Telecom Co. Ltd. ............................. Taiwan 460,000 1,584,493
Hellenic Telecommunications Organization SA ................ Greece 6,706 105,320
Indus Towers Ltd. ..................................... India 63,279 141,952
1,831,765
Electric Utilities 0.3%
Enel Americas SA ..................................... Chile 1,604,721 159,004
Enel Chile SA ........................................ Chile 3,313,037 116,600
c
Inter RAO UES PJSC .................................. Russia 8,656,700 —
275,604

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 1.1%
Havells India Ltd. ..................................... India 46,942 $ 690,654
Ming Yang Smart Energy Group Ltd., A ..................... China 32,500 111,174
TBEA Co. Ltd., A ...................................... China 58,500 163,842
Voltronic Power Technology Corp. ......................... Taiwan 2,000 81,009
1,046,679
Electronic Equipment, Instruments & Components 2.9%
Avary Holding Shenzhen Co. Ltd., A ....................... China 29,600 120,881
China Zhenhua Group Science & Technology Co. Ltd., A ........ China 8,000 148,001
E Ink Holdings, Inc. .................................... Taiwan 102,000 647,493
Foxconn Industrial Internet Co. Ltd., A ...................... China 154,100 173,311
Hon Hai Precision Industry Co. Ltd. ........................ Taiwan 204,000 647,287
Kingboard Holdings Ltd. ................................ China 171,000 422,135
Synnex Technology International Corp. ..................... Taiwan 59,000 95,965
Zhen Ding Technology Holding Ltd. ........................ Taiwan 171,000 559,874
2,814,947
Entertainment 0.9%
CJ ENM Co. Ltd. ...................................... South Korea 2,117 108,646
NetEase , Inc. ........................................ China 64,900 720,073
828,719
Food & Staples Retailing 1.2%
Bid Corp. Ltd. ........................................ South Africa 6,293 101,274
BIM Birlesik Magazalar A/S .............................. Turkey 15,108 108,773
Cencosud SA ........................................ Chile 85,346 114,880
Clicks Group Ltd. ..................................... South Africa 7,820 132,529
Shoprite Holdings Ltd. .................................. South Africa 57,380 730,488
1,187,944
Food Products 2.5%
b
Dali Foods Group Co. Ltd., 144A, Reg S .................... China 529,500 217,957
Henan Shuanghui Investment & Development Co. Ltd., A ....... China 41,800 130,484
JBS SA ............................................. United States 111,800 540,303
Nestle Malaysia Bhd. .................................. Malaysia 17,100 481,028
Tongwei Co. Ltd., A .................................... China 36,200 216,325
Want Want China Holdings Ltd. ........................... China 1,238,000 813,213
2,399,310
Gas Utilities 1.0%
Adani Total Gas Ltd. ................................... India 15,569 677,555
Indraprastha Gas Ltd. .................................. India 47,027 243,677
921,232
Health Care Equipment & Supplies 0.2%
Shandong Weigao Group Medical Polymer Co. Ltd., H ......... China 118,800 163,679
Health Care Providers & Services 1.0%
Dr. Sulaiman Al Habib Medical Services Group Co. ............ Saudi Arabia 11,906 718,204
Sinopharm Group Co. Ltd., H ............................ China 131,600 249,657
967,861
Hotels, Restaurants & Leisure 0.9%
OPAP SA ........................................... Greece 13,021 159,556
a,b
Tongcheng Travel Holdings Ltd., Reg S ..................... China 186,000 290,329
Yum China Holdings, Inc. ............................... China 9,154 378,518
828,403

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 0.3%
Haier Smart Home Co. Ltd., A ............................ China 97,500 $ 278,111
Household Products 0.1%
Unilever Indonesia Tbk . PT .............................. Indonesia 348,700 103,740
Independent Power and Renewable Electricity Producers 1.3%
a
Adani Power Ltd. ..................................... India 212,837 862,882
Engie Brasil Energia SA ................................ Brazil 45,700 355,885
1,218,767
Industrial Conglomerates 1.4%
GS Holdings Corp. .................................... South Korea 11,533 371,299
KOC Holding A/S ..................................... Turkey 180,534 538,541
Turkiye Sise ve Cam Fabrikalari A/S ....................... Turkey 236,218 421,187
1,331,027
Insurance 2.4%
Bupa Arabia for Cooperative Insurance Co. .................. Saudi Arabia 15,348 788,279
DB Insurance Co. Ltd. .................................. South Korea 11,639 458,474
Meritz Fire & Marine Insurance Co. Ltd. ..................... South Korea 9,145 201,157
Ping An Insurance Group Co. of China Ltd., A ................ China 168,000 833,640
2,281,550
Interactive Media & Services 3.5%
Autohome , Inc., ADR ................................... China 18,100 472,772
a
Baidu, Inc., A ......................................... China 31,700 303,904
Tencent Holdings Ltd. .................................. China 97,100 2,551,444
3,328,120
Internet & Direct Marketing Retail 4.1%
a
Alibaba Group Holding Ltd. .............................. China 213,400 1,659,144
a,b
Meituan Dianping , B, 144A, Reg S ........................ China 51,100 818,129
a
Pinduoduo , Inc., ADR .................................. China 15,000 822,450
a
Vipshop Holdings Ltd., ADR ............................. China 99,496 693,487
3,993,210
IT Services 3.0%
Infosys Ltd. .......................................... India 29,853 556,385
Mindtree Ltd. ......................................... India 6,662 273,963
Tata Consultancy Services Ltd. ........................... India 52,826 2,038,603
2,868,951
Life Sciences Tools & Services 0.6%
Divi's Laboratories Ltd. ................................. India 3,508 153,015
b
Hangzhou Tigermed Consulting Co. Ltd., H, 144A, Reg S ....... China 24,900 169,105
b
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 29,440 236,289
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 15,000 67,494
625,903
Machinery 0.5%
Doosan Bobcat, Inc. ................................... South Korea 12,361 289,550
Haitian International Holdings Ltd. ......................... China 90,000 180,192
469,742
Marine 0.5%
Evergreen Marine Corp. Taiwan Ltd. ....................... Taiwan 85,000 361,263
Orient Overseas International Ltd. ......................... Hong Kong 5,500 80,371
441,634

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.1%
MultiChoice Group .................................... South Africa 19,771 $ 129,215
Metals & Mining 2.4%
African Rainbow Minerals Ltd. ............................ South Africa 27,033 380,730
China Hongqiao Group Ltd. .............................. China 347,000 245,586
Ganfeng Lithium Group Co. Ltd., A ........................ China 24,580 265,965
Impala Platinum Holdings Ltd. ............................ South Africa 10,900 111,620
Kumba Iron Ore Ltd. ................................... South Africa 4,666 87,794
c
MMC Norilsk Nickel PJSC ............................... Russia 3,164 —
c
Novolipetsk Steel PJSC ................................ Russia 347,890 —
c
Severstal PAO ....................................... Russia 48,409 —
Sibanye Stillwater Ltd. .................................. South Africa 82,684 193,697
Tata Steel Ltd. ........................................ India 481,218 590,202
Vale SA ............................................. Brazil 7,700 100,083
Zijin Mining Group Co. Ltd., H ............................ China 360,000 343,377
2,319,054
Multiline Retail 0.2%
Lotte Shopping Co. Ltd. ................................. South Korea 2,443 149,292
Oil, Gas & Consumable Fuels 5.1%
Adaro Energy Indonesia Tbk . PT .......................... Indonesia 3,587,100 915,136
Exxaro Resources Ltd. ................................. South Africa 8,461 94,299
MOL Hungarian Oil & Gas plc ............................ Hungary 30,167 181,068
Petroleo Brasileiro SA .................................. Brazil 195,700 1,260,270
Polski Koncern Naftowy ORLEN SA ....................... Poland 55,407 636,035
Reliance Industries Ltd. ................................. India 39,791 1,227,785
United Tractors Tbk . PT ................................ Indonesia 288,500 596,773
4,911,366
Personal Products 1.1%
Colgate-Palmolive India Ltd. ............................. India 32,637 643,997
Hindustan Unilever Ltd. ................................. India 13,931 429,809
1,073,806
Pharmaceuticals 1.6%
China Medical System Holdings Ltd. ....................... China 225,000 245,905
CSPC Pharmaceutical Group Ltd. ......................... China 1,295,600 1,330,774
1,576,679
Real Estate Management & Development 2.2%
Aldar Properties PJSC ................................. United Arab
Emirates 294,892 346,873
Central Pattana PCL ................................... Thailand 176,000 318,549
China Overseas Property Holdings Ltd. ..................... China 285,000 179,368
Emaar Properties PJSC ................................ United Arab
Emirates 730,392 1,205,699
Land & Houses PCL ................................... Thailand 428,000 103,474
2,153,963
Semiconductors & Semiconductor Equipment 7.4%
a
Daqo New Energy Corp., ADR ........................... China 10,300 453,097
MediaTek , Inc. ....................................... Taiwan 18,000 327,787
Novatek Microelectronics Corp. ........................... Taiwan 54,000 401,947
Realtek Semiconductor Corp. ............................ Taiwan 33,000 259,894
SG Micro Corp., A ..................................... China 5,400 110,922
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 452,000 5,428,731
Unigroup Guoxin Microelectronics Co. Ltd., A ................ China 5,099 114,830
7,097,208

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 0.2%
Tata Elxsi Ltd. ........................................ India 1,555 $ 131,434
Thunder Software Technology Co. Ltd., A ................... China 7,000 94,763
226,197
Specialty Retail 0.7%
JUMBO SA .......................................... Greece 16,010 227,411
b
Topsports International Holdings Ltd., 144A, Reg S ............ China 473,000 238,501
Zhongsheng Group Holdings Ltd. ......................... China 62,500 237,204
703,116
Technology Hardware, Storage & Peripherals 5.6%
Catcher Technology Co. Ltd. ............................. Taiwan 173,000 907,893
Lenovo Group Ltd. .................................... China 1,862,000 1,488,106
Ninestar Corp., A ...................................... China 21,600 169,468
Samsung Electronics Co. Ltd. ............................ South Korea 67,528 2,805,178
5,370,645
Textiles, Apparel & Luxury Goods 1.2%
Li Ning Co. Ltd. ....................................... China 31,000 160,359
Page Industries Ltd. ................................... India 1,571 945,070
Xtep International Holdings Ltd. ........................... China 90,500 82,949
1,188,378
Tobacco 0.5%
ITC Ltd. ............................................ India 116,737 492,187
Transportation Infrastructure 0.9%
Grupo Aeroportuario del Sureste SAB de CV, B ............... Mexico 19,410 454,208
International Container Terminal Services, Inc. ................ Philippines 86,730 259,205
Promotora y Operadora de Infraestructura SAB de CV ......... Mexico 22,240 167,274
880,687
Wireless Telecommunication Services 2.1%
Advanced Info Service PCL .............................. Thailand 220,100 1,106,443
Far EasTone Telecommunications Co. Ltd. .................. Taiwan 432,000 946,279
a,c
Mobile TeleSystems PJSC, ADR .......................... Russia 31,600 —
2,052,722
Total Common Stocks (Cost $105,401,216) .....................................
91,088,055
Preferred Stocks 4.9%
Banks 1.8%
a,d
Itau Unibanco Holding SA, 1.64% ......................... Brazil 126,100 742,232
d
Itausa SA, 4.48% ..................................... Brazil 464,000 964,879
1,707,111
Chemicals 0.7%
d
Sociedad Quimica y Minera de Chile SA, B, 0.01% ............ Chile 7,023 666,909
Electric Utilities 0.7%
d
Cia Energetica de Minas Gerais , 12.14% .................... Brazil 337,500 742,993
Metals & Mining 0.8%
d
Gerdau SA, 12.04% ................................... Brazil 153,600 765,807

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 26 .
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Oil, Gas & Consumable Fuels 0.9%
d
Petroleo Brasileiro SA, 38.59% ........................... Brazil 148,200 $ 855,384
Total Preferred Stocks (Cost $4,381,610) .......................................
4,738,204
Total Long Term Investments (Cost $109,782,826) ...............................
95,826,259
a
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.7%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 695,490 695,490
Total Money Market Funds (Cost $695,490) .....................................
695,490
Total Short Term Investments (Cost $695,490 ) ..................................
695,490
a
Total Investments (Cost $110,478,316) 100.1% ..................................
$96,521,749
Other Assets, less Liabilities (0.1)% ...........................................
(137,742)
Net Assets 100.0% ...........................................................
$96,384,007
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2022, the aggregate value of these securities was $3,906,489, representing 4.1% of net assets.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), October 31, 2022
Franklin International Core Equity (IU) Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.6%
Aerospace & Defense 1.6%
BAE Systems plc ..................................... United Kingdom 1,034,414 $ 9,675,464
Dassault Aviation SA ................................... France 12,467 1,851,673
11,527,137
Air Freight & Logistics 0.6%
DSV A/S ............................................ Denmark 17,641 2,383,909
Nippon Express Holdings, Inc. ............................ Japan 43,100 2,165,831
4,549,740
Auto Components 0.5%
Bridgestone Corp. ..................................... Japan 46,300 1,674,619
Continental AG ....................................... Germany 22,928 1,187,632
Valeo .............................................. France 49,797 820,347
3,682,598
Automobiles 3.5%
Bayerische Motoren Werke AG ........................... Germany 103,150 8,096,853
Stellantis NV ......................................... United States 1,200,524 16,197,785
Toyota Motor Corp. .................................... Japan 63,300 878,322
25,172,960
Banks 9.4%
Commonwealth Bank of Australia ......................... Australia 127,163 8,525,872
DBS Group Holdings Ltd. ............................... Singapore 558,400 13,499,579
HSBC Holdings plc .................................... United Kingdom 1,861,204 9,551,798
ING Groep NV ....................................... Netherlands 670,967 6,602,377
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 664,800 3,140,627
NatWest Group plc .................................... United Kingdom 2,987,913 8,047,361
Standard Chartered plc ................................. United Kingdom 1,207,097 7,212,094
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 394,200 11,070,498
67,650,206
Beverages 1.9%
Anheuser-Busch InBev SA/NV ........................... Belgium 25,369 1,269,032
a
Budweiser Brewing Co. APAC Ltd., 144A, Reg S .............. China 885,300 1,863,288
Kirin Holdings Co. Ltd. ................................. Japan 100,000 1,470,093
Pernod Ricard SA ..................................... France 43,081 7,561,584
Suntory Beverage & Food Ltd. ........................... Japan 39,000 1,304,899
13,468,896
Biotechnology 1.1%
CSL Ltd. ............................................ United States 32,526 5,822,657
b
Swedish Orphan Biovitrum AB ............................ Sweden 93,824 1,728,011
7,550,668
Building Products 1.3%
Cie de Saint-Gobain ................................... France 230,649 9,429,632
Capital Markets 3.2%
3i Group plc ......................................... United Kingdom 529,857 7,056,837
Deutsche Boerse AG ................................... Germany 45,987 7,478,773
SBI Holdings, Inc. ..................................... Japan 74,900 1,353,089
Singapore Exchange Ltd. ............................... Singapore 161,900 962,726
UBS Group AG ....................................... Switzerland 361,508 5,731,121
22,582,546
Chemicals 2.8%
BASF SE ........................................... Germany 34,285 1,538,469
a
Covestro AG, 144A, Reg S .............................. Germany 42,746 1,451,130

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
ICL Group Ltd. ....................................... Israel 353,970 $ 3,200,248
Nissan Chemical Corp. ................................. Japan 56,900 2,561,549
Nitto Denko Corp. ..................................... Japan 79,000 4,162,454
OCI NV ............................................. Netherlands 55,046 2,105,501
Shin-Etsu Chemical Co. Ltd. ............................. Japan 26,300 2,733,542
Symrise AG ......................................... Germany 12,553 1,281,382
Tosoh Corp. ......................................... Japan 101,600 1,105,430
20,139,705
Commercial Services & Supplies 0.2%
Brambles Ltd. ........................................ Australia 98,647 738,544
Dai Nippon Printing Co. Ltd. ............................. Japan 33,500 671,075
1,409,619
Construction Materials 0.4%
CRH plc ............................................ Ireland 85,720 3,087,607
Diversified Financial Services 0.6%
Eurazeo SE ......................................... France 23,956 1,367,129
ORIX Corp. .......................................... Japan 100,200 1,471,806
Sofina SA ........................................... Belgium 7,441 1,451,060
4,289,995
Diversified Telecommunication Services 2.3%
Bezeq The Israeli Telecommunication Corp. Ltd. .............. Israel 440,386 781,611
Nippon Telegraph & Telephone Corp. ...................... Japan 581,100 16,028,227
16,809,838
Electric Utilities 2.1%
Acciona SA .......................................... Spain 13,920 2,506,585
Elia Group SA/NV ..................................... Belgium 18,168 2,297,140
Endesa SA .......................................... Spain 174,958 2,923,354
Power Assets Holdings Ltd. .............................. Hong Kong 761,000 3,638,712
Red Electrica Corp. SA ................................. Spain 225,495 3,647,728
15,013,519
Electrical Equipment 1.4%
Fuji Electric Co. Ltd. ................................... Japan 69,700 2,695,130
Prysmian SpA ........................................ Italy 55,583 1,809,214
Schneider Electric SE .................................. United States 43,751 5,532,875
10,037,219
Electronic Equipment, Instruments & Components 1.4%
Hirose Electric Co. Ltd. ................................. Japan 16,200 2,101,629
Ibiden Co. Ltd. ....................................... Japan 23,400 788,806
Keyence Corp. ....................................... Japan 7,900 2,979,016
TDK Corp. .......................................... Japan 59,200 1,849,435
Yokogawa Electric Corp. ................................ Japan 126,000 2,107,002
9,825,888
Entertainment 0.9%
Nintendo Co. Ltd. ..................................... Japan 133,800 5,432,525
Square Enix Holdings Co. Ltd. ............................ Japan 21,700 968,363
6,400,888
Equity Real Estate Investment Trusts (REITs) 1.1%
Covivio ............................................. France 21,118 1,130,749
b
Klepierre SA ......................................... France 119,486 2,401,582

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Segro plc ........................................... United Kingdom 512,289 $ 4,610,602
8,142,933
Food & Staples Retailing 1.7%
Coles Group Ltd. ...................................... Australia 168,774 1,764,644
Jeronimo Martins SGPS SA ............................. Portugal 91,997 1,903,793
Koninklijke Ahold Delhaize NV ............................ Netherlands 301,242 8,401,551
12,069,988
Food Products 4.0%
Danone SA .......................................... France 63,983 3,180,085
Nestle SA ........................................... United States 175,300 19,081,995
a
WH Group Ltd., 144A, Reg S ............................ Hong Kong 4,783,500 2,415,690
Yakult Honsha Co. Ltd. ................................. Japan 73,300 4,061,016
28,738,786
Gas Utilities 0.4%
Osaka Gas Co. Ltd. ................................... Japan 200,700 2,972,105
Health Care Equipment & Supplies 1.9%
Alcon, Inc. ........................................... Switzerland 11,473 698,503
BioMerieux .......................................... France 22,362 1,978,659
Hoya Corp. .......................................... Japan 31,200 2,900,590
Olympus Corp. ....................................... Japan 119,700 2,523,983
Sonova Holding AG .................................... Switzerland 23,367 5,522,836
13,624,571
Health Care Providers & Services 0.2%
Sonic Healthcare Ltd. .................................. Australia 81,676 1,709,927
Health Care Technology 0.1%
M3, Inc. ............................................ Japan 23,900 712,272
Hotels, Restaurants & Leisure 1.2%
Compass Group plc ................................... United Kingdom 214,066 4,508,621
a
La Francaise des Jeux SAEM, 144A, Reg S ................. France 57,042 1,859,012
b
Lottery Corp. Ltd. (The) ................................. Australia 797,249 2,187,148
8,554,781
Household Durables 0.9%
Barratt Developments plc ............................... United Kingdom 474,878 2,048,192
Persimmon plc ....................................... United Kingdom 48,245 721,932
Sekisui House Ltd. .................................... Japan 162,200 2,693,155
Taylor Wimpey plc ..................................... United Kingdom 857,384 921,799
6,385,078
Independent Power and Renewable Electricity Producers 0.2%
RWE AG ............................................ Germany 42,820 1,648,447
Industrial Conglomerates 1.1%
CK Hutchison Holdings Ltd. .............................. United Kingdom 1,525,500 7,593,589
Insurance 4.7%
Ageas SA/NV ........................................ Belgium 18,237 631,364
Legal & General Group plc .............................. United Kingdom 3,157,626 8,447,478
Medibank Pvt Ltd. ..................................... Australia 1,553,553 2,797,435
Sampo OYJ, A ....................................... Finland 72,060 3,295,309
Tokio Marine Holdings, Inc. .............................. Japan 362,500 6,563,566
Zurich Insurance Group AG .............................. Switzerland 28,324 12,070,349
33,805,501

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services 0.3%
a
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 328,514 $ 1,966,413
Internet & Direct Marketing Retail 0.4%
a,b
Delivery Hero SE, 144A, Reg S ........................... South Korea 37,446 1,232,370
ZOZO, Inc. .......................................... Japan 69,700 1,479,008
2,711,378
IT Services 1.2%
b
Amadeus IT Group SA ................................. Spain 39,519 2,061,230
Fujitsu Ltd. .......................................... Japan 29,400 3,382,948
TIS, Inc. ............................................ Japan 125,100 3,373,140
8,817,318
Leisure Products 0.3%
Bandai Namco Holdings, Inc. ............................ Japan 29,200 1,930,335
Life Sciences Tools & Services 0.5%
Eurofins Scientific SE .................................. Luxembourg 14,708 941,578
b
QIAGEN NV ......................................... United States 16,266 702,453
Sartorius Stedim Biotech ................................ France 5,508 1,747,991
3,392,022
Machinery 3.1%
Atlas Copco AB, B ..................................... Sweden 830,192 8,028,122
Komatsu Ltd. ........................................ Japan 312,300 6,118,429
Mitsubishi Heavy Industries Ltd. .......................... Japan 173,000 5,959,227
NGK Insulators Ltd. .................................... Japan 130,400 1,521,357
Rational AG ......................................... Germany 1,349 760,471
22,387,606
Marine 0.7%
AP Moller - Maersk A/S, A ............................... Denmark 1,624 3,249,264
SITC International Holdings Co. Ltd. ....................... China 360,000 589,600
ZIM Integrated Shipping Services Ltd. ...................... Israel 41,692 979,345
4,818,209
Media 0.3%
CyberAgent , Inc. ...................................... Japan 237,700 1,952,881
Metals & Mining 3.4%
ArcelorMittal SA ...................................... Luxembourg 202,290 4,522,152
BHP Group Ltd. ...................................... Australia 554,306 13,314,543
Glencore plc ......................................... Australia 169,408 971,229
Rio Tinto Ltd. ........................................ Australia 100,720 5,715,823
24,523,747
Multiline Retail 0.2%
Next plc ............................................ United Kingdom 28,378 1,602,780
Multi-Utilities 0.7%
E.ON SE ............................................ Germany 447,311 3,745,969
Engie SA ........................................... France 120,002 1,559,309
5,305,278
Oil, Gas & Consumable Fuels 5.0%
BP plc .............................................. United Kingdom 1,407,732 7,788,429
Equinor ASA ......................................... Norway 342,357 12,473,460
OMV AG ............................................ Austria 36,612 1,685,826
Shell plc ............................................ Netherlands 141,321 3,914,819

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
TotalEnergies SE ..................................... France 183,509 $ 10,011,540
35,874,074
Personal Products 2.3%
Beiersdorf AG ........................................ Germany 17,798 1,708,609
L'Oreal SA .......................................... France 46,161 14,495,490
16,204,099
Pharmaceuticals 11.0%
Astellas Pharma, Inc. .................................. Japan 156,800 2,163,701
AstraZeneca plc ...................................... United Kingdom 25,672 3,012,152
Bayer AG ........................................... Germany 222,838 11,717,654
GSK plc ............................................ United States 961,629 15,752,539
Ipsen SA ............................................ France 20,329 2,089,273
Novo Nordisk A/S, B ................................... Denmark 149,512 16,257,384
Orion OYJ, B ........................................ Finland 58,551 2,694,551
Roche Holding AG .................................... United States 56,851 18,862,117
Roche Holding AG, BR ................................. United States 6,374 2,587,015
Sanofi SA ........................................... France 47,713 4,106,286
79,242,672
Professional Services 2.0%
Persol Holdings Co. Ltd. ................................ Japan 41,800 836,991
Randstad NV ........................................ Netherlands 64,079 3,193,808
RELX plc ........................................... United Kingdom 77,473 2,080,963
Wolters Kluwer NV .................................... Netherlands 80,454 8,549,363
14,661,125
Real Estate Management & Development 1.2%
CK Asset Holdings Ltd. ................................. Hong Kong 236,000 1,304,726
b
Fastighets AB Balder, B ................................. Sweden 359,440 1,349,075
LEG Immobilien SE .................................... Germany 24,291 1,585,924
Mitsui Fudosan Co. Ltd. ................................ Japan 149,100 2,855,215
Nomura Real Estate Holdings, Inc. ........................ Japan 65,400 1,478,388
8,573,328
Road & Rail 0.5%
Kintetsu Group Holdings Co. Ltd. ......................... Japan 99,200 3,352,680
Semiconductors & Semiconductor Equipment 3.0%
Advantest Corp. ...................................... Japan 102,700 5,406,656
ASML Holding NV ..................................... Netherlands 6,797 3,188,547
Disco Corp. .......................................... Japan 3,600 861,108
STMicroelectronics NV ................................. Singapore 312,868 9,728,794
SUMCO Corp. ....................................... Japan 190,500 2,414,717
21,599,822
Software 1.7%
b
Check Point Software Technologies Ltd. .................... Israel 33,679 4,352,337
Nemetschek SE ...................................... Germany 29,240 1,394,146
Sage Group plc (The) .................................. United Kingdom 517,872 4,316,329
Trend Micro, Inc. ...................................... Japan 15,400 776,575
WiseTech Global Ltd. .................................. Australia 40,608 1,501,806
12,341,193
Specialty Retail 0.6%
Industria de Diseno Textil SA ............................. Spain 133,750 3,036,039
JD Sports Fashion plc .................................. United Kingdom 582,556 650,966

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 26 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
USS Co. Ltd. ......................................... Japan 57,700 $ 870,679
4,557,684
Technology Hardware, Storage & Peripherals 0.5%
Canon, Inc. .......................................... Japan 115,600 2,450,594
Seiko Epson Corp. .................................... Japan 100,200 1,360,424
3,811,018
Textiles, Apparel & Luxury Goods 2.7%
Burberry Group plc .................................... United Kingdom 211,903 4,415,445
Hermes International ................................... France 1,198 1,550,753
LVMH Moet Hennessy Louis Vuitton SE .................... France 16,040 10,121,670
Pandora A/S ......................................... Denmark 48,011 2,525,665
Swatch Group AG (The) ................................ Switzerland 23,651 988,059
19,601,592
Tobacco 0.9%
Imperial Brands plc .................................... United Kingdom 275,853 6,719,530
Trading Companies & Distributors 1.9%
Marubeni Corp. ....................................... Japan 148,700 1,301,795
Mitsubishi Corp. ...................................... Japan 445,200 12,060,782
13,362,577
Wireless Telecommunication Services 1.5%
KDDI Corp. .......................................... Japan 353,200 10,440,225
Total Common Stocks (Cost $740,578,210) .....................................
708,336,225
Short Term Investments 0.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.9%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 6,626,769 6,626,769
Total Money Market Funds (Cost $6,626,769) ...................................
6,626,769
Total Short Term Investments (Cost $6,626,769 ) .................................
6,626,769
a
Total Investments (Cost $747,204,979) 99.5% ...................................
$714,962,994
Other Assets, less Liabilities 0.5% .............................................
3,083,837
Net Assets 100.0% ...........................................................
$718,046,831
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2022, the aggregate value of these securities was $10,787,903, representing 1.5% of net assets.
b
Non-income producing.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), October 31, 2022
Franklin U.S. Core Equity (IU) Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 99.2%
Aerospace & Defense 2.2%
General Dynamics Corp. .............................................. 40,216 $ 10,045,957
Lockheed Martin Corp. ............................................... 65,955 32,098,979
42,144,936
Air Freight & Logistics 0.7%
United Parcel Service, Inc., B .......................................... 75,841 12,723,845
Airlines 0.2%
a
Delta Air Lines, Inc. .................................................. 97,440 3,306,139
a
Auto Components 0.1%
BorgWarner, Inc. .................................................... 62,199 2,334,329
Automobiles 1.8%
a
Tesla, Inc. ......................................................... 133,965 30,482,396
Thor Industries, Inc. ................................................. 42,460 3,459,216
33,941,612
Banks 3.1%
Bank of America Corp. ............................................... 546,462 19,694,490
Citigroup, Inc. ...................................................... 324,707 14,891,063
Comerica, Inc. ..................................................... 79,747 5,622,164
First Horizon Corp. .................................................. 414,541 10,160,400
FNB Corp. ........................................................ 252,496 3,648,567
Popular, Inc. ....................................................... 24,889 1,760,150
Prosperity Bancshares, Inc. ............................................ 27,928 1,998,807
57,775,641
Beverages 1.8%
PepsiCo, Inc. ...................................................... 187,004 33,956,186
Biotechnology 4.4%
AbbVie, Inc. ....................................................... 131,582 19,263,605
a
Exelixis , Inc. ....................................................... 109,238 1,811,166
Gilead Sciences, Inc. ................................................ 30,215 2,370,669
a
Moderna , Inc. ...................................................... 137,078 20,606,936
a
Regeneron Pharmaceuticals, Inc. ....................................... 35,770 26,782,787
a
Vertex Pharmaceuticals, Inc. ........................................... 40,389 12,601,368
83,436,531
Building Products 0.8%
a
Builders FirstSource , Inc. ............................................. 120,507 7,430,462
Carlisle Cos., Inc. ................................................... 6,353 1,517,096
Owens Corning ..................................................... 74,403 6,369,641
15,317,199
Capital Markets 2.9%
Affiliated Managers Group, Inc. ......................................... 27,230 3,380,877
Carlyle Group, Inc. (The) .............................................. 110,926 3,136,987
Cboe Global Markets, Inc. ............................................. 17,318 2,156,091
Evercore , Inc., A .................................................... 26,897 2,826,875
FactSet Research Systems, Inc. ........................................ 29,748 12,657,477
Jefferies Financial Group, Inc. .......................................... 156,305 5,378,455
Lazard Ltd., A ...................................................... 55,108 2,078,123
LPL Financial Holdings, Inc. ........................................... 61,645 15,759,544
MSCI, Inc. ......................................................... 6,227 2,919,591
SEI Investments Co. ................................................. 79,971 4,342,425
54,636,445

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Chemicals 2.0%
CF Industries Holdings, Inc. ........................................... 152,573 $ 16,212,407
LyondellBasell Industries NV, A ......................................... 196,201 14,999,566
Mosaic Co. (The) ................................................... 92,409 4,966,984
Westlake Corp. ..................................................... 20,074 1,940,152
38,119,109
Commercial Services & Supplies 0.6%
Cintas Corp. ....................................................... 6,757 2,888,955
a
Clean Harbors, Inc. .................................................. 15,527 1,901,436
Republic Services, Inc. ............................................... 45,572 6,043,759
10,834,150
Communications Equipment 0.6%
a
Arista Networks, Inc. ................................................. 19,302 2,332,840
Cisco Systems, Inc. ................................................. 172,218 7,823,864
a
F5, Inc. ........................................................... 13,894 1,985,591
12,142,295
Consumer Finance 0.6%
a
Credit Acceptance Corp. .............................................. 5,128 2,387,699
Synchrony Financial ................................................. 236,803 8,420,715
10,808,414
Containers & Packaging 0.2%
Packaging Corp. of America ........................................... 32,696 3,930,386
Distributors 0.2%
Genuine Parts Co. .................................................. 21,410 3,807,983
Diversified Consumer Services 0.3%
H&R Block, Inc. ..................................................... 134,586 5,538,214
Diversified Financial Services 1.3%
a
Berkshire Hathaway, Inc., B ............................................ 83,806 24,730,313
a
Diversified Telecommunication Services 0.8%
AT&T, Inc. ......................................................... 815,012 14,857,669
Electric Utilities 1.6%
American Electric Power Co., Inc. ....................................... 131,022 11,519,454
Exelon Corp. ....................................................... 242,729 9,366,912
NRG Energy, Inc. ................................................... 183,516 8,148,111
29,034,477
Electrical Equipment 0.7%
Acuity Brands, Inc. .................................................. 25,711 4,719,768
Emerson Electric Co. ................................................ 86,981 7,532,555
12,252,323
Electronic Equipment, Instruments & Components 0.7%
Avnet, Inc. ........................................................ 73,074 2,936,844
Jabil, Inc. ......................................................... 105,393 6,771,500
a
Keysight Technologies, Inc. ............................................ 10,996 1,914,953
Vontier Corp. ....................................................... 102,176 1,951,562
13,574,859
Energy Equipment & Services 0.1%
Schlumberger NV ................................................... 46,632 2,426,263

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Entertainment 0.7%
Electronic Arts, Inc. .................................................. 62,164 $ 7,830,177
a
Walt Disney Co. (The) ................................................ 18,388 1,959,058
World Wrestling Entertainment, Inc., A .................................... 33,482 2,641,395
12,430,630
Equity Real Estate Investment Trusts (REITs) 2.9%
Apartment Income REIT Corp. .......................................... 121,718 4,677,623
National Retail Properties, Inc. ......................................... 109,057 4,583,666
Omega Healthcare Investors, Inc. ....................................... 167,997 5,338,944
Prologis, Inc. ....................................................... 17,114 1,895,375
Public Storage ..................................................... 86,693 26,853,157
Weyerhaeuser Co. .................................................. 356,875 11,038,144
54,386,909
Food & Staples Retailing 1.5%
Albertsons Cos., Inc., A ............................................... 130,342 2,673,315
Kroger Co. (The) .................................................... 524,359 24,796,937
27,470,252
Food Products 1.3%
Archer-Daniels-Midland Co. ........................................... 25,012 2,425,664
Hershey Co. (The) .................................................. 46,324 11,060,781
Tyson Foods, Inc., A ................................................. 162,462 11,104,278
24,590,723
Gas Utilities 0.2%
National Fuel Gas Co. ................................................ 67,615 4,563,336
Health Care Equipment & Supplies 2.1%
Becton Dickinson and Co. ............................................. 8,030 1,894,839
a
Edwards Lifesciences Corp. ........................................... 43,926 3,181,560
a
Hologic , Inc. ....................................................... 191,916 13,011,905
a
IDEXX Laboratories, Inc. .............................................. 36,247 13,037,321
a
QuidelOrtho Corp. ................................................... 38,744 3,479,986
ResMed , Inc. ...................................................... 8,763 1,960,195
Zimmer Biomet Holdings, Inc. .......................................... 17,945 2,034,066
38,599,872
Health Care Providers & Services 4.8%
a
Centene Corp. ..................................................... 36,020 3,066,383
Cigna Corp. ....................................................... 8,337 2,693,351
CVS Health Corp. ................................................... 181,144 17,154,337
Elevance Health, Inc. ................................................ 40,899 22,362,346
Humana, Inc. ...................................................... 3,575 1,995,136
McKesson Corp. .................................................... 81,965 31,914,712
a
Molina Healthcare, Inc. ............................................... 6,708 2,407,233
UnitedHealth Group, Inc. .............................................. 14,248 7,909,777
89,503,275
Hotels, Restaurants & Leisure 1.6%
a
Booking Holdings, Inc. ............................................... 3,183 5,950,555
Choice Hotels International, Inc. ........................................ 24,806 3,220,811
Domino's Pizza, Inc. ................................................. 18,136 6,025,505
McDonald's Corp. ................................................... 53,426 14,567,133
29,764,004

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Household Durables 0.2%
PulteGroup, Inc. .................................................... 75,140 $ 3,004,849
Household Products 1.7%
Colgate-Palmolive Co. ............................................... 406,620 30,024,821
Kimberly-Clark Corp. ................................................. 15,655 1,948,421
31,973,242
Independent Power and Renewable Electricity Producers 0.1%
Vistra Corp. ........................................................ 83,187 1,910,805
Industrial Conglomerates 0.6%
3M Co. ........................................................... 93,472 11,757,843
Insurance 1.9%
American Financial Group, Inc. ......................................... 50,938 7,391,613
a
Arch Capital Group Ltd. ............................................... 38,550 2,216,625
Chubb Ltd. ........................................................ 35,016 7,524,588
MetLife, Inc. ....................................................... 81,717 5,982,502
Unum Group ....................................................... 157,276 7,170,213
W R Berkley Corp. .................................................. 83,373 6,201,284
36,486,825
Interactive Media & Services 4.8%
a
Alphabet, Inc., A .................................................... 481,613 45,517,244
a
Alphabet, Inc., C .................................................... 291,780 27,619,895
a
Meta Platforms, Inc., A ............................................... 190,743 17,769,618
90,906,757
Internet & Direct Marketing Retail 2.4%
a
Amazon.com, Inc. ................................................... 343,954 35,234,648
eBay, Inc. ......................................................... 198,278 7,899,395
a
Etsy, Inc. .......................................................... 17,483 1,641,829
44,775,872
IT Services 3.7%
Amdocs Ltd. ....................................................... 94,709 8,174,334
Automatic Data Processing, Inc. ........................................ 8,750 2,114,875
Cognizant Technology Solutions Corp., A .................................. 57,222 3,562,069
a
Gartner, Inc. ....................................................... 22,825 6,891,324
Genpact Ltd. ....................................................... 139,915 6,785,878
Jack Henry & Associates, Inc. .......................................... 55,974 11,142,184
Mastercard , Inc., A .................................................. 16,520 5,421,534
Paychex, Inc. ...................................................... 160,070 18,937,882
a
VeriSign, Inc. ...................................................... 10,379 2,080,574
Western Union Co. (The) .............................................. 296,324 4,003,337
69,113,991
Leisure Products 0.1%
Brunswick Corp. .................................................... 26,873 1,899,115
Life Sciences Tools & Services 2.0%
a
Mettler -Toledo International, Inc. ........................................ 16,854 21,319,130
a
QIAGEN NV ....................................................... 42,514 1,851,910
a
Waters Corp. ...................................................... 45,713 13,675,958
36,846,998
Machinery 1.4%
AGCO Corp. ....................................................... 21,992 2,730,747
Allison Transmission Holdings, Inc. ...................................... 75,528 3,191,058

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Machinery (continued)
Lincoln Electric Holdings, Inc. .......................................... 42,033 $ 5,968,686
PACCAR, Inc. ...................................................... 59,645 5,775,425
Snap-on, Inc. ...................................................... 40,897 9,081,179
26,747,095
Media 0.6%
Comcast Corp., A ................................................... 272,353 8,644,484
Nexstar Media Group, Inc., A ........................................... 13,655 2,339,102
10,983,586
Metals & Mining 0.8%
Nucor Corp. ....................................................... 114,052 14,984,152
Multiline Retail 0.4%
a
Dollar Tree, Inc. .................................................... 13,695 2,170,658
Macy's, Inc. ........................................................ 209,804 4,374,413
6,545,071
Multi-Utilities 1.0%
DTE Energy Co. .................................................... 144,599 16,210,994
Sempra Energy ..................................................... 17,109 2,582,432
18,793,426
Oil, Gas & Consumable Fuels 5.1%
APA Corp. ......................................................... 193,135 8,779,917
Chesapeake Energy Corp. ............................................ 92,197 9,428,987
Chevron Corp. ..................................................... 90,850 16,434,765
Devon Energy Corp. ................................................. 30,292 2,343,086
Exxon Mobil Corp. ................................................... 194,989 21,606,731
Valero Energy Corp. ................................................. 299,197 37,564,184
96,157,670
Personal Products 0.1%
Estee Lauder Cos., Inc. (The), A ........................................ 8,152 1,634,395
Pharmaceuticals 4.0%
Johnson & Johnson ................................................. 31,124 5,414,642
Merck & Co., Inc. ................................................... 378,709 38,325,351
Pfizer, Inc. ......................................................... 652,406 30,369,499
74,109,492
Professional Services 0.4%
Booz Allen Hamilton Holding Corp. ...................................... 44,871 4,884,208
Robert Half International, Inc. .......................................... 44,589 3,409,275
8,293,483
Real Estate Management & Development 0.4%
a
CBRE Group, Inc., A ................................................. 35,885 2,545,682
a
Jones Lang LaSalle, Inc. .............................................. 36,495 5,805,989
8,351,671
Road & Rail 0.6%
a
Avis Budget Group, Inc. .............................................. 22,354 5,285,827
a
Hertz Global Holdings, Inc. ............................................ 156,401 2,877,778
Ryder System, Inc. .................................................. 38,542 3,103,017
11,266,622

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 3.7%
Broadcom, Inc. ..................................................... 8,851 $ 4,161,032
KLA Corp. ......................................................... 5,728 1,812,626
a
ON Semiconductor Corp. ............................................. 52,397 3,218,748
QUALCOMM, Inc. ................................................... 170,331 20,041,145
Texas Instruments, Inc. ............................................... 249,173 40,024,659
69,258,210
Software 9.5%
a
Cadence Design Systems, Inc. ......................................... 207,438 31,404,039
a
Fair Isaac Corp. .................................................... 19,075 9,133,873
a
Fortinet, Inc. ....................................................... 457,733 26,164,018
a
Manhattan Associates, Inc. ............................................ 48,635 5,917,421
Microsoft Corp. ..................................................... 419,518 97,382,713
a
Synopsys, Inc. ..................................................... 22,068 6,455,993
a
Teradata Corp. ..................................................... 80,968 2,557,779
179,015,836
Specialty Retail 3.2%
a
AutoNation, Inc. .................................................... 29,245 3,109,036
a
AutoZone, Inc. ..................................................... 9,232 23,383,548
Home Depot, Inc. (The) ............................................... 31,846 9,430,556
Lowe's Cos., Inc. .................................................... 9,210 1,795,489
Penske Automotive Group, Inc. ......................................... 20,846 2,326,831
a
Ulta Beauty, Inc. .................................................... 33,279 13,956,214
Williams-Sonoma, Inc. ............................................... 52,647 6,519,278
60,520,952
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc. ........................................................ 666,172 102,150,815
HP, Inc. ........................................................... 292,749 8,085,727
110,236,542
Textiles, Apparel & Luxury Goods 0.4%
a
Deckers Outdoor Corp. ............................................... 7,885 2,759,198
a
Lululemon Athletica , Inc. .............................................. 11,699 3,849,439
6,608,637
Thrifts & Mortgage Finance 0.2%
MGIC Investment Corp. ............................................... 230,746 3,149,683
Tobacco 0.6%
Altria Group, Inc. .................................................... 247,638 11,458,210
Trading Companies & Distributors 0.3%
WW Grainger, Inc. ................................................... 9,355 5,466,594
Water Utilities 0.1%
Essential Utilities, Inc. ................................................ 40,824 1,805,237
Wireless Telecommunication Services 0.2%
a
T-Mobile US, Inc. ................................................... 26,333 3,991,030
a
Total Common Stocks (Cost $1,757,016,982) ....................................
1,860,992,210
a a a a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 26 .
Short Term Investments 0.7%
a a
Shares
a
Value
a
Money Market Funds 0.7%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ................... 13,275,326 $ 13,275,326
Total Money Market Funds (Cost $13,275,326) ..................................
13,275,326
Total Short Term Investments (Cost $13,275,326 ) ................................
13,275,326
a
Total Investments (Cost $1,770,292,308) 99.9% ..................................
$1,874,267,536
Other Assets, less Liabilities 0.1% .............................................
2,246,222
Net Assets 100.0% ...........................................................
$1,876,513,758
a
Non-income producing.
b
See Note 3 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds, three of which are included in this report (Funds)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At October 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
October 31, 2022, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $ 2,085,742 $ 10,544,981 $ (11,935,233) $ — $ — $ 695,490 695,490 $ 5,212
Total Affiliated Securities ... $2,085,742 $10,544,981 $(11,935,233) $— $— $695,490 $5,212
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $ 7,114,441 $33,905,875 $(34,393,547) $— $— $6,626,769 6,626,769 $ 28,973
Total Affiliated Securities ... $7,114,441 $33,905,875 $(34,393,547) $— $— $6,626,769 $28,973
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $19,849,812 $11,185,656 $ (17,760,142) $ — $ — $13,275,326 13,275,326 $ 87,388
Total Affiliated Securities ... $19,849,812 $11,185,656 $(17,760,142) $— $— $13,275,326 $87,388

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A summary of inputs used as of October 31, 2022, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ 268,551 $ — $ — $ 268,551
Airlines .............................. — 197,124 — 197,124
Auto Components ...................... — 420,762 — 420,762
Automobiles .......................... — 3,295,883 — 3,295,883
Banks ............................... 586,134 15,374,182 —
a
15,960,316
Beverages ........................... 814,085 1,279,287 — 2,093,372
Biotechnology ......................... — 498,857 — 498,857
Capital Markets ........................ 100,150 947,574 — 1,047,724
Chemicals ........................... — 2,523,121 —
b
2,523,121
Commercial Services & Supplies ........... — 106,150 — 106,150
Communications Equipment .............. — 186,945 — 186,945
Construction & Engineering ............... — 521,118 — 521,118
Construction Materials .................. — 1,202,514 — 1,202,514
Consumer Finance ..................... — 779,014 — 779,014
Diversified Financial Services ............. — 1,455,191 — 1,455,191
Diversified Telecommunication Services ..... — 1,831,765 — 1,831,765
Electric Utilities ........................ — 275,604 —
a
275,604
Electrical Equipment .................... — 1,046,679 — 1,046,679
Electronic Equipment, Instruments &
Components ........................ — 2,814,947 — 2,814,947
Entertainment ......................... — 828,719 — 828,719
Food & Staples Retailing ................. 348,683 839,261 — 1,187,944
Food Products ........................ 1,021,331 1,377,979 — 2,399,310
Gas Utilities .......................... — 921,232 — 921,232
Health Care Equipment & Supplies ......... — 163,679 — 163,679
Health Care Providers & Services .......... — 967,861 — 967,861
Hotels, Restaurants & Leisure ............. 378,518 449,885 — 828,403
Household Durables .................... — 278,111 — 278,111
Household Products .................... — 103,740 — 103,740
Independent Power and Renewable Electricity
Producers .......................... 355,885 862,882 — 1,218,767
Industrial Conglomerates ................ — 1,331,027 — 1,331,027
Insurance ............................ — 2,281,550 — 2,281,550
Interactive Media & Services .............. 472,772 2,855,348 — 3,328,120
Internet & Direct Marketing Retail .......... 1,515,937 2,477,273 — 3,993,210
IT Services ........................... — 2,868,951 — 2,868,951
Life Sciences Tools & Services ............ — 625,903 — 625,903
Machinery ............................ — 469,742 — 469,742
Marine .............................. — 441,634 — 441,634
Media ............................... 129,215 — — 129,215
Metals & Mining ....................... 746,778 1,572,276 —
b
2,319,054
Multiline Retail ........................ — 149,292 — 149,292
Oil, Gas & Consumable Fuels ............. 1,260,270 3,651,096 — 4,911,366
Personal Products ..................... — 1,073,806 — 1,073,806
Pharmaceuticals ....................... — 1,576,679 — 1,576,679
Real Estate Management & Development .... — 2,153,963 — 2,153,963
Semiconductors & Semiconductor Equipment . 453,097 6,644,111 — 7,097,208
Software ............................. — 226,197 — 226,197
Specialty Retail ........................ — 703,116 — 703,116
Technology Hardware, Storage & Peripherals . — 5,370,645 — 5,370,645
Textiles, Apparel & Luxury Goods .......... — 1,188,378 — 1,188,378
Tobacco ............................. — 492,187 — 492,187
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Transportation Infrastructure .............. $ 621,482 $ 259,205 $ — $ 880,687
Wireless Telecommunication Services ....... — 2,052,722 —
a
2,052,722
Preferred Stocks :
Banks ............................... 1,707,111 — — 1,707,111
Chemicals ........................... — 666,909 — 666,909
Electric Utilities ........................ 742,993 — — 742,993
Metals & Mining ....................... 765,807 — — 765,807
Oil, Gas & Consumable Fuels ............. 855,384 — — 855,384
Short Term Investments ................... 695,490 — — 695,490
Total Investments in Securities ........... $13,839,673 $82,682,076
c
$— $96,521,749
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 11,527,137 — 11,527,137
Air Freight & Logistics ................... — 4,549,740 — 4,549,740
Auto Components ...................... — 3,682,598 — 3,682,598
Automobiles .......................... — 25,172,960 — 25,172,960
Banks ............................... — 67,650,206 — 67,650,206
Beverages ........................... — 13,468,896 — 13,468,896
Biotechnology ......................... — 7,550,668 — 7,550,668
Building Products ...................... — 9,429,632 — 9,429,632
Capital Markets ........................ — 22,582,546 — 22,582,546
Chemicals ........................... — 20,139,705 — 20,139,705
Commercial Services & Supplies ........... — 1,409,619 — 1,409,619
Construction Materials .................. — 3,087,607 — 3,087,607
Diversified Financial Services ............. — 4,289,995 — 4,289,995
Diversified Telecommunication Services ..... — 16,809,838 — 16,809,838
Electric Utilities ........................ — 15,013,519 — 15,013,519
Electrical Equipment .................... — 10,037,219 — 10,037,219
Electronic Equipment, Instruments &
Components ........................ — 9,825,888 — 9,825,888
Entertainment ......................... — 6,400,888 — 6,400,888
Equity Real Estate Investment Trusts (REITs) . — 8,142,933 — 8,142,933
Food & Staples Retailing ................. — 12,069,988 — 12,069,988
Food Products ........................ — 28,738,786 — 28,738,786
Gas Utilities .......................... — 2,972,105 — 2,972,105
Health Care Equipment & Supplies ......... — 13,624,571 — 13,624,571
Health Care Providers & Services .......... — 1,709,927 — 1,709,927
Health Care Technology ................. — 712,272 — 712,272
Hotels, Restaurants & Leisure ............. — 8,554,781 — 8,554,781
Household Durables .................... — 6,385,078 — 6,385,078
Independent Power and Renewable Electricity
Producers .......................... — 1,648,447 — 1,648,447
Industrial Conglomerates ................ — 7,593,589 — 7,593,589
Insurance ............................ — 33,805,501 — 33,805,501
Interactive Media & Services .............. — 1,966,413 — 1,966,413
Internet & Direct Marketing Retail .......... — 2,711,378 — 2,711,378
IT Services ........................... — 8,817,318 — 8,817,318
Leisure Products ....................... — 1,930,335 — 1,930,335
Life Sciences Tools & Services ............ — 3,392,022 — 3,392,022
Machinery ............................ — 22,387,606 — 22,387,606
Marine .............................. 979,345 3,838,864 — 4,818,209
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Media ............................... $ — $ 1,952,881 $ — $ 1,952,881
Metals & Mining ....................... — 24,523,747 — 24,523,747
Multiline Retail ........................ — 1,602,780 — 1,602,780
Multi-Utilities .......................... — 5,305,278 — 5,305,278
Oil, Gas & Consumable Fuels ............. — 35,874,074 — 35,874,074
Personal Products ..................... — 16,204,099 — 16,204,099
Pharmaceuticals ....................... — 79,242,672 — 79,242,672
Professional Services ................... — 14,661,125 — 14,661,125
Real Estate Management & Development .... — 8,573,328 — 8,573,328
Road & Rail .......................... — 3,352,680 — 3,352,680
Semiconductors & Semiconductor Equipment . — 21,599,822 — 21,599,822
Software ............................. 4,352,337 7,988,856 — 12,341,193
Specialty Retail ........................ — 4,557,684 — 4,557,684
Technology Hardware, Storage & Peripherals . — 3,811,018 — 3,811,018
Textiles, Apparel & Luxury Goods .......... — 19,601,592 — 19,601,592
Tobacco ............................. — 6,719,530 — 6,719,530
Trading Companies & Distributors .......... — 13,362,577 — 13,362,577
Wireless Telecommunication Services ....... — 10,440,225 — 10,440,225
Short Term Investments ................... 6,626,769 — — 6,626,769
Total Investments in Securities ........... $11,958,451 $703,004,543
d
$— $714,962,994
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
e
Common Stocks ........................ 1,860,992,210 — — 1,860,992,210
Short Term Investments ................... 13,275,326 — — 13,275,326
Total Investments in Securities ........... $1,874,267,536 $— $— $1,874,267,536
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Franklin
Emerging Market Core Equity (IU) Fund had little or no value at October 31, 2022.
b
Includes financial instruments determined to have no value at October 31, 2022.
c
Includes foreign securities valued at $82,682,076, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $703,004,543, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.